LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASE OBLIGATIONS
9. LEASE OBLIGATIONS
As at December 31, 2020, the Trust had leases for the use of office space, office and other equipment, and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. The Trust recognized these leases as right-of-use
assets and recorded related lease liability obligations. During the year ended December 31, 2020, Granite recorded an additional right-of-use
asset and related lease obligation of $0.6 million for office space in the United States.

Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2020 in aggregate for the next five years and thereafter are as follows:

2021	$829
2022	554
2023	269
2024	258
2025	269
2026 and thereafter	31,594
$33,773
During the year ended December 31, 2020, the Trust recognized $1.6 million (2019 — $1.3 million) of interest expense, related to lease obligations (note 13(d)).